SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of annual rate of depreciation
%
Computers and electronic equipment (mainly 33%)	15 – 33
Vehicles	15
Office furniture and equipment	7
Equipment	33